ACCRUED EXPENSES (Details Narrative) - Director [Member] - Varian Biopharmaceuticals [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Consulting expenses	$ 30,000	$ 30,000	$ 60,000	$ 120,000
Total expenses	$ 8,750	$ 8,750	$ 35,000	$ 17,500